UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 24F-2

Annual Notice of Securities Sold

Pursuant to Rule 24f-2

1.	Name and address of issuer: Goldman Sachs Trust 71 South Wacker Dr., Suite 500 Chicago, IL 60606
2.

The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):                            ☐

Goldman Sachs Capital Growth Fund

Goldman Sachs Growth Opportunities Fund

Goldman Sachs Small/Mid Cap Growth Fund

Goldman Sachs Strategic Growth Fund

Goldman Sachs Concentrated Growth Fund

Goldman Sachs Flexible Cap Growth Fund

Goldman Sachs Focused Growth Fund

Goldman Sachs Technology Tollkeeper Fund

Goldman Sachs Growth & Income Fund

Goldman Sachs Mid Cap Value Fund

Goldman Sachs Large Cap Value Fund

Goldman Sachs Small Cap Value Fund

Goldman Sachs US Equity Fund

Goldman Sachs FS Federal Fund

Goldman Sachs FS Government Fund

Goldman Sachs FS Money Market Fund

Goldman Sachs FS Prime Obligations Fund

Goldman Sachs FS Tax-Free Money Market Fund

Goldman Sachs FS Treasury Obligations Fund

Goldman Sachs FS Treasury Instruments Fund

Goldman Sachs FS Tax-Exempt California Fund

Goldman Sachs FS Tax-Exempt New York Fund

Goldman Sachs Retirement Strategy 2010 Portfolio

Goldman Sachs Retirement Strategy 2015 Portfolio

Goldman Sachs Retirement Strategy 2020 Portfolio

Goldman Sachs Retirement Strategy 2030 Portfolio

Goldman Sachs Retirement Strategy 2040 Portfolio

Goldman Sachs Retirement Strategy 2050 Portfolio

Goldman Sachs Enhanced Dividend Global Equity Portfolio

Goldman Sachs Tax-Advantaged Global Equity Portfolio

3.	Investment Company Act File Number: 811-5349
Securities Act File Number: 33-17619
4(a).	Last day of fiscal year for which this Form is filed: August 31, 2012.
4(b).	☐ Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer’s fiscal year).

4(c).	☐ Check box if this is the last time the issuer will be filing this Form.

5.	Calculation of registration fee:
	(i)	Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):			$840,320,360,958(1)

	(ii)	Aggregate price of securities redeemed or repurchased during the fiscal year:	$839,527,663,604

	(iii)	Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:	$85,955,691,454

	(iv)	Total available redemption credits [add Items 5(ii) and 5(iii)]:			$925,483,355,058

	(v)	Net sales—if Item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:			$0

	(vi)	Redemption credits available for use in future years—if Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:	$(85,162,994,100)(2)

	(vii)	Multiplier for determining registration fee:		×	0.0001364

	(viii)	Registration fee due [multiply Item 5(v) by Item 5(vii)] (enter “0” if no fee is due):		=	$0

6.	Prepaid Shares

If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0.

7.	Interest due—if this Form is being filed more than 90 days after the end of the issuer’s fiscal year:
				+	$0

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
				=	$0

9.	Date the registration fee and any interest payment was sent to the Commission’s lockbox depository:
		Method of Delivery:
		☐ Wire Transfer
		☐ Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Peter W. Fortner
Peter W. Fortner, Asst. Treasurer

Date	June 28, 2013

*Please print the name and title of the signing officer below the signature.

(1)	This figure, $840,320,360,958, represents a correction of the earlier reported erroneous figure of $840,317,755,223 included in our filing of November 13, 2012.

(2)	This figure, $(85,162,994,100), represents a correction of the earlier reported erroneous figure of $(85,165,599,835) included in our filing of November 13, 2012.